Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Depreciation expense	$ 117,036	$ 192,291	$ 225,657
Impairment loss on property plant and equipment		435,662	$ 33,769
Leasehold Improvements [Member]
Impairment loss on property plant and equipment		368,602
Accumulated impairment		$ 388,758